Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 28, 2019	Jun. 05, 2019	May 30, 2019	May 03, 2019	May 02, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Mar. 29, 2019
Debt instrument increase percentage										9.00%
Repayment of debt			$ 1,500,000
Convertible Promissory Notes		$ 300,000									$ 1,575,000	$ 1,410,000
Conversion of stock, shares issued price per share		$ 2.50
Common stock issued	898,550							1,256,833	5,906,710	15,618,572	6,733,793
Stock issued during period, value	$ 1,797,100							$ 1,797,100	$ 9,263,424	$ 10,903,930	$ 6,038,900
Number of warrants outstanding	449,275									8,143,115		365,523
Warrants exercisable	$ 2.40
Accrued commissions	$ 215,652
Warrants payable	$ 107,826
Common stock issued for services, shares	63,492							63,492		5,000
Common stock issued for services	$ 209,346							$ 200,000		$ 22,350
FSW Funding [Member]
Credit facility, maximum		$ 5,000,000
Credit facility, percentage		85.00%
Credit facility, commitment fee percentage		4.50%
Credit facility, prime rate		3.00%
Convertible Promissory Notes		$ 300,000
Accrued interest		$ 18,228
Conversion of stock, shares issued		127,291
Conversion of stock, shares issued price per share		$ 2.50
Accrued conversion charge		$ 9,000
Accrued conversion fee percentage on principal converted		3.00%
AZ Virtual CFO, LLC [Member]
Sale of assets, purchase price					$ 50,000
Promissory Note [Member]
Debt instrument, maturity date				Aug. 03, 2019		Apr. 01, 2020
Debt instrument interest rate percentage				2.56%		4.60%
Debt instrument increase percentage						9.00%
Repayment of debt							$ 1,500,000
Promissory note				$ 375,000
Accrued interest										$ 22,196